Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Global Balanced Fund
Entity Central Index Key	0001505612
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
American Funds Global Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class A
Trading Symbol	GBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class C
Trading Symbol	GBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55% *
*Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class T
Trading Symbol	TFGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-1
Trading Symbol	GBLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.85% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-2
Trading Symbol	GBLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-3
Trading Symbol	GFBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-A
Trading Symbol	CBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 43	0.84% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement
disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-C
Trading Symbol	CBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 81	1.59% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-E
Trading Symbol	CBFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-T
Trading Symbol	TFBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-1
Trading Symbol	CBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change
in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-2
Trading Symbol	FFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-3
Trading Symbol	FFBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial
statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-1
Trading Symbol	RGBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 79	1.55% *
*Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2
Trading Symbol	RGBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 79	1.55% *
*Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2E
Trading Symbol	RGGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.28% *
*Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-3
Trading Symbol	RGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-4
Trading Symbol	RGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5E
Trading Symbol	RGBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 32	0.63% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5
Trading Symbol	RGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 27	0.53% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-6
Trading Symbol	RGBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 32,410,000,000
Holdings Count | Holding	1,209
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 32,410
Total number of portfolio holdings	1,209
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.